361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.6%
	BASIC MATERIALS — 1.6%
185	NewMarket Corp.	$62,543
577	Olin Corp.[1]	29,237
35	Royal Gold, Inc.[1]	3,554
		95,334
	COMMUNICATIONS — 7.8%
1,129	A10 Networks, Inc.[1]	16,709
9	Alphabet, Inc. - Class A*[1]	24,354
10	Alphabet, Inc. - Class C*[1]	27,140
24	Amazon.com, Inc.*[1]	71,795
3	Booking Holdings, Inc.*[1]	7,368
417	Comcast Corp. - Class A1	20,846
86	eBay, Inc.[1]	5,166
77	Fox Corp. - Class A1	3,127
256	Fox Corp. - Class B1	9,518
211	Houghton Mifflin Harcourt Co.*[1]	3,800
2,661	Interpublic Group of Cos., Inc.[1]	94,572
51	Meta Platforms, Inc. - Class A*[1]	15,976
1,069	Omnicom Group, Inc.[1]	80,560
77	Verizon Communications, Inc.[1]	4,099
1,606	World Wrestling Entertainment, Inc. - Class A1	80,204
		465,234
	CONSUMER, CYCLICAL — 6.0%
559	Alaska Air Group, Inc.*[1]	30,600
272	Biglari Holdings, Inc.*[1]	32,232
395	BlueLinx Holdings, Inc.*[1]	28,298
68	Costco Wholesale Corp.[1]	34,349
547	Daktronics, Inc.*[1]	2,680
152	Darden Restaurants, Inc.[1]	21,260
1,971	Forestar Group, Inc.*[1]	39,321
21	Genuine Parts Co.[1]	2,798
190	Penske Automotive Group, Inc.[1]	19,310
67	Target Corp.[1]	14,769
33	Tesla, Inc.*[1]	30,912
2,365	Titan International, Inc.*[1]	23,059
316	Tractor Supply Co.[1]	68,986
58	TravelCenters of America, Inc.*[1]	2,643
21	Walmart, Inc.[1]	2,936
		354,153
	CONSUMER, NON-CYCLICAL — 40.0%
1,089	AbbVie, Inc.[1]	149,073
2,543	Albertsons Cos., Inc.[1]	71,585

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
34	AMERCO[1]	$20,704
519	Amgen, Inc.[1]	117,886
973	Andersons, Inc.[1]	37,071
11	Anthem, Inc.[1]	4,851
111	Baxter International, Inc.[1]	9,484
130	Bio-Techne Corp.[1]	48,933
199	Bristol-Myers Squibb Co.[1]	12,913
53	Bruker Corp.[1]	3,530
960	Bunge Ltd.[1,2]	94,906
166	Church & Dwight Co., Inc.[1]	17,040
21	Cigna Corp.[1]	4,840
67	Clorox Co.[1]	11,247
49	Coca-Cola Co.[1]	2,989
789	Colgate-Palmolive Co.[1]	65,053
76	Cutera, Inc.*[1]	2,767
214	Darling Ingredients, Inc.*[1]	13,647
761	Dentsply Sirona, Inc.[1]	40,653
158	Euronet Worldwide, Inc.*[1]	21,155
1,773	Exelixis, Inc.*[1]	32,091
206	FleetCor Technologies, Inc.*[1]	49,082
260	Gartner, Inc.*[1]	76,411
1,219	Gilead Sciences, Inc.[1]	83,721
651	Globus Medical, Inc. - Class A*[1]	43,441
412	Harvard Bioscience, Inc.*[1]	2,398
245	Hershey Co.[1]	48,282
607	Horizon Therapeutics PLC*[1,2]	56,651
81	Hormel Foods Corp.[1]	3,845
580	Incyte Corp.*[1]	43,111
188	Integra LifeSciences Holdings Corp.*[1]	12,171
91	Intuitive Surgical, Inc.*[1]	25,860
685	iTeos Therapeutics, Inc.*[1]	25,085
541	Johnson & Johnson[1]	93,209
1,633	Kroger Co.[1]	71,182
605	Lamb Weston Holdings, Inc.[1]	38,847
967	ManpowerGroup, Inc.[1]	101,409
194	Maravai LifeSciences Holdings, Inc. - Class A*[1]	5,610
31	McCormick & Co., Inc.[1]	3,110
167	Moderna, Inc.*[1]	28,278
300	Molina Healthcare, Inc.*[1]	87,144
1,872	Organogenesis Holdings, Inc.*[1]	14,396
1,455	Organon & Co.[1]	46,429
324	Paylocity Holding Corp.*[1]	66,089

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
1,878	Pfizer, Inc.[1]	$98,952
56	Procter & Gamble Co.[1]	8,985
5	Regeneron Pharmaceuticals, Inc.*[1]	3,043
75	Royalty Pharma PLC - Class A2	3,001
10	S&P Global, Inc.[1]	4,152
186	Service Corp. International[1]	11,480
106	Teleflex, Inc.[1]	32,880
186	Tyson Foods, Inc. - Class A1	16,906
402	United Therapeutics Corp.*[1]	81,152
3,080	Vector Group Ltd.[1]	34,219
253	Vertex Pharmaceuticals, Inc.*[1]	61,492
6,464	Viatris, Inc.[1]	96,766
116	West Pharmaceutical Services, Inc.[1]	45,614
367	Zoetis, Inc.[1]	73,323
		2,380,144
	ENERGY — 2.5%
680	APA Corp.[1]	22,583
279	EOG Resources, Inc.[1]	31,103
203	Oasis Petroleum, Inc.[1]	27,492
274	Phillips 66[1]	23,233
361	SM Energy Co.[1]	11,844
62	Targa Resources Corp.[1]	3,663
28	Texas Pacific Land Corp.[1]	30,100
		150,018
	FINANCIAL — 11.1%
41	Alliance Data Systems Corp.[1]	2,831
161	Axis Capital Holdings, Ltd.[1,2]	9,174
213	Berkshire Hathaway, Inc. - Class B*[1]	66,673
937	Brixmor Property Group, Inc., REIT[1]	23,762
67	Capital One Financial Corp.[1]	9,831
840	CBRE Group, Inc. - Class A*[1]	85,126
1,540	Douglas Elliman, Inc.*[1]	11,950
166	Gaming and Leisure Properties, Inc. - REIT[1]	7,500
809	Iron Mountain, Inc. - REIT[1]	37,149
269	Jones Lang LaSalle, Inc.*[1]	67,463
56	KKR & Co., Inc.[1]	3,985
8	Markel Corp.*[1]	9,862
3,888	Old Republic International Corp.[1]	99,649
263	Public Storage - REIT[1]	94,293
691	Redwood Trust, Inc. - REIT[1]	8,520
794	RMR Group, Inc. - Class A1	25,416

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
655	Unum Group[1]	$16,624
952	W R Berkley Corp.[1]	80,444
		660,252
	INDUSTRIAL — 10.0%
20	Agilent Technologies, Inc.[1]	2,786
3,550	Ardagh Metal Packaging S.A.*[1,2]	34,187
707	Arrow Electronics, Inc.*[1]	87,668
1,100	Avnet, Inc.[1]	44,396
127	AZZ, Inc.[1]	6,043
250	Centrus Energy Corp. - Class A*[1]	10,863
381	Donaldson Co., Inc.[1]	21,207
411	Emerson Electric Co.[1]	37,791
244	Encore Wire Corp.[1]	27,496
462	Expeditors International of Washington, Inc.[1]	52,890
127	General Dynamics Corp.[1]	26,937
633	Gentex Corp.[1]	19,876
16	Huntington Ingalls Industries, Inc.[1]	2,995
137	Jabil, Inc.[1]	8,424
38	Mettler-Toledo International, Inc.*[1]	55,962
689	Mueller Industries, Inc.[1]	35,594
441	National Instruments Corp.[1]	18,178
199	nVent Electric PLC[1,2]	6,883
3,294	Vontier Corp.[1]	92,594
		592,770
	TECHNOLOGY — 17.7%
941	Apple, Inc.[1]	164,468
374	Black Knight, Inc.*[1]	27,901
281	Cadence Design Systems, Inc.*[1]	42,751
1,054	CDK Global, Inc.[1]	45,290
396	Concentrix Corp.[1]	79,592
52	Consensus Cloud Solutions, Inc.*[1]	2,948
1,204	DXC Technology Co.*[1]	36,216
293	Dynatrace, Inc.*[1]	16,074
45	Fortinet, Inc.*[1]	13,376
1,308	Genpact Ltd.[1,2]	65,073
150	Globant S.A.*[1,2]	38,277
88	Intuit, Inc.[1]	48,860
372	Loyalty Ventures, Inc.*[1]	10,903
303	Manhattan Associates, Inc.*[1]	40,563
548	Microsoft Corp.[1]	170,417
892	NCR Corp.*[1]	33,950

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
209	NVIDIA Corp.[1]	$51,176
52	Paycom Software, Inc.*[1]	17,436
1,013	SS&C Technologies Holdings, Inc.[1]	80,908
174	Synopsys, Inc.*[1]	54,027
226	Teradata Corp.*[1]	9,117
6	Tyler Technologies, Inc.*[1]	2,843
		1,052,166
	UTILITIES — 1.9%
254	American Electric Power Co., Inc.[1]	22,962
333	Atmos Energy Corp.[1]	35,704
969	Hawaiian Electric Industries, Inc.[1]	41,182
32	NextEra Energy, Inc.[1]	2,500
97	PPL Corp.[1]	2,879
164	UGI Corp.[1]	7,437
		112,664
	TOTAL COMMON STOCKS
	(Cost $5,661,089)	5,862,735

Principal Amount
	SHORT-TERM INVESTMENTS — 18.1%
$1,072,652	UMB Bank Demand Deposit, 0.01%[3]	1,072,652
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,072,652)	1,072,652

TOTAL INVESTMENTS — 116.7%
(Cost $6,733,741)	6,935,387
Liabilities in Excess of Other Assets — (16.7)%	(992,110)
TOTAL NET ASSETS — 100.0%	$5,943,277

Number of Shares
	SECURITIES SOLD SHORT — (28.8)%
	COMMON STOCKS — (28.8)%
	BASIC MATERIALS — (0.6)%
(428)	Danimer Scientific, Inc.*	(2,144)
(2,225)	Energy Fuels, Inc./Canada*[2]	(13,728)
(4,530)	Uranium Energy Corp.*	(11,824)
(1,789)	Zymergen, Inc.*	(9,303)
		(36,999)
	COMMUNICATIONS — (4.2)%
(4,170)	Limelight Networks, Inc.*	(17,806)
(2,353)	Opendoor Technologies, Inc.*	(23,365)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	COMMUNICATIONS (Continued)
(2,252)	RealReal, Inc.*	$(21,281)
(3,199)	Vimeo, Inc.*	(46,865)
(303)	Wayfair, Inc. - Class A*	(47,244)
(219)	Wix.com Ltd.*[2]	(28,770)
(323)	Zillow Group, Inc. - Class A*	(16,105)
(1,010)	Zillow Group, Inc. - Class C*	(50,985)
		(252,421)
	CONSUMER, CYCLICAL — (6.0)%
(61)	Aspen Aerogels, Inc.*	(1,812)
(371)	Carvana Co.*	(60,124)
(4,257)	Clean Energy Fuels Corp.*	(25,840)
(251)	F45 Training Holdings, Inc.*	(3,140)
(351)	Freshpet, Inc.*	(32,653)
(1,455)	Hyliion Holdings Corp.*	(6,475)
(950)	Nordstrom, Inc.*	(21,375)
(131)	Norwegian Cruise Line Holdings Ltd.*[2]	(2,729)
(457)	Peloton Interactive, Inc. - Class A*	(12,490)
(1,318)	Penn National Gaming, Inc.*	(60,114)
(626)	PLBY Group, Inc.*	(9,947)
(1,516)	Purple Innovation, Inc.*	(12,613)
(912)	QuantumScape Corp.*	(15,221)
(872)	TuSimple Holdings, Inc. - Class A*	(16,359)
(1)	Victoria's Secret & Co.*	(37)
(5,669)	Virgin Galactic Holdings, Inc.*	(52,155)
(2,872)	Vroom, Inc.*	(23,033)
		(356,117)
	CONSUMER, NON-CYCLICAL — (6.1)%
(2,412)	Adagio Therapeutics, Inc.*	(17,318)
(1,792)	agilon health, Inc.*	(29,711)
(1,993)	Beauty Health Co.*	(28,301)
(645)	Beyond Meat, Inc.*	(42,009)
(600)	Beyondspring, Inc.*[2]	(1,938)
(211)	Bioxcel Therapeutics, Inc.*	(3,566)
(1,027)	Chegg, Inc.*	(27,185)
(574)	CureVac N.V.*[2]	(11,084)
(519)	Guardant Health, Inc.*	(36,096)
(3,237)	ImmunityBio, Inc.*	(18,839)
(1,424)	Iovance Biotherapeutics, Inc.*	(23,710)
(793)	Legalzoom.com, Inc.*	(12,593)
(142)	Novavax, Inc.*	(13,305)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
(3,147)	Ontrak, Inc.*	$(10,889)
(850)	Paysafe Ltd.*[2]	(3,085)
(1,291)	Pulse Biosciences, Inc.*	(15,699)
(1,725)	Sabre Corp.*	(15,784)
(352)	Scholar Rock Holding Corp.*	(6,269)
(3,919)	Sorrento Therapeutics, Inc.*	(13,520)
(1,180)	TG Therapeutics, Inc.*	(13,653)
(5,622)	Viracta Therapeutics, Inc.*	(15,067)
		(359,621)
	ENERGY — (3.8)%
(283)	Enphase Energy, Inc.*	(39,753)
(5,461)	FuelCell Energy, Inc.*	(23,155)
(997)	New Fortress Energy, Inc.	(21,894)
(3,005)	Plug Power, Inc.*	(65,719)
(1,627)	Shoals Technologies Group, Inc. - Class A*	(27,431)
(1,787)	Sunrun, Inc.*	(46,337)
		(224,289)
	FINANCIAL — (1.3)%
(1,138)	Fathom Holdings, Inc.*	(16,273)
(1,054)	Lemonade, Inc.*	(33,654)
(248)	Upstart Holdings, Inc.*	(27,035)
		(76,962)
	INDUSTRIAL — (1.8)%
(417)	Axon Enterprise, Inc.*	(58,351)
(2,242)	ChargePoint Holdings, Inc.*	(31,052)
(505)	PureCycle Technologies, Inc.*	(3,005)
(175)	Trex Co., Inc.*	(16,007)
		(108,415)
	TECHNOLOGY — (5.0)%
(379)	Allegro MicroSystems, Inc.*	(10,756)
(97)	Azenta, Inc.	(8,181)
(880)	C3.ai, Inc. - Class A*	(23,179)
(681)	DarioHealth Corp.*	(5,972)
(469)	DigitalOcean Holdings, Inc.*	(26,892)
(689)	Fastly, Inc. - Class A*	(19,747)
(4,016)	Inseego Corp.*	(18,313)
(309)	Lumentum Holdings, Inc.*	(31,357)
(1,083)	Palantir Technologies, Inc. - Class A*	(14,848)
(1,970)	Skillz, Inc.*	(9,476)
(376)	SkyWater Technology, Inc.*	(3,771)

361 Domestic Long/Short Equity Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT (Continued)
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
(1,779)	Telos Corp.*	$(20,797)
(158)	Twilio, Inc. - Class A*	(32,567)
(2,808)	Vuzix Corp.*	(18,336)
(548)	Wolfspeed, Inc.*	(51,644)
		(295,836)
	TOTAL COMMON STOCKS
	(Proceeds $2,498,997)	(1,710,660)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $2,498,997)	$(1,710,660)

PLC – Public Limited Company
REIT – Real Estate Investment Trusts

*Non-income producing security.
[1]All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral was $5,650,930, which represents 95.08% of total net assets of the Fund.
[2]Foreign security denominated in U.S. Dollars.
[3]The rate is the annualized seven-day yield at period end.